CONDENSED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (Details) (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Accumulated other comprehensive income reclassifications for unrealized net gains on available-for-sale security	$ 2,736	$ 10,583
Parent Company [Member]
Accumulated other comprehensive income reclassifications for unrealized net gains on available-for-sale security	$ 2,736	$ 10,583